Per Share Data	12 Months Ended
Mar. 31, 2018
Earnings Per Share [Abstract]
Per Share Data

27. Per Share Data

Reconciliation of the differences between basic and diluted earnings per share (EPS) in fiscal 2016, 2017 and 2018 is as follows:

In fiscal 2016, 2017 and 2018 the diluted EPS calculation excludes stock options for 4,370 thousand shares, 2,697 thousand shares and 192 thousand shares, as they were antidilutive.

	Millions of yen
	2016	2017	2018
Net Income attributable to ORIX Corporation shareholders	¥260,169	¥273,239	¥313,135

	Thousands of shares
	2016	2017	2018
Weighted-average shares	1,309,136	1,308,105	1,281,238
Effect of dilutive securities
Exercise of stock options	1,377	1,277	1,314

Weighted-average shares for diluted EPS computation	1,310,513	1,309,382	1,282,552

	Yen
	2016	2017	2018
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥198.73	¥208.88	¥244.40
Diluted	198.52	208.68	244.15

Note:	The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock shares to be deducted in calculation of the weighted-average shares for EPS computation (1,984,512 shares, 2,092,595 shares and 1,946,561 shares in fiscal 2016, 2017 and 2018).